COMMITMENTS:	12 Months Ended
Dec. 31, 2011
COMMITMENTS:
COMMITMENTS:
NOTE 8—COMMITMENTS: Rental expense aggregated $1,042, $1,152 and $1,180 in 2011, 2010 and 2009, respectively. Future operating lease commitments are not significant.